BASIS OF PRESENTATION AND ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2019
General Information About Financial Statements [Abstract]
Basis of presentation
Preparation of the condensed consolidated financial statements
The condensed consolidated financial statements of ArcelorMittal and its Subsidiaries (“ArcelorMittal” or the “Company”) as of June 30, 2019 and for the six months then ended (the “Interim Financial Statements”) have been prepared in accordance with International Accounting Standard (“IAS”) No. 34, “Interim Financial Reporting”. They should be read in conjunction with the consolidated financial statements and the notes thereto in the Company’s Annual Report on Form 20-F for the year ended December 31, 2018, which have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The Interim Financial Statements are unaudited and were authorized for issuance on August 2, 2019 by the Company’s Board of Directors.
Significant accounting policies
Significant accounting policies
The Interim Financial Statements have been prepared on a historical cost basis, except for investments in equity instruments and trade receivables at fair value through other comprehensive income ("FVOCI"), financial assets at fair value through profit or loss ("FVTPL"), derivative financial instruments, biological assets and certain assets and liabilities held for sale, which are measured at fair value less cost to sell, inventories, which are measured at the lower of net realizable value or cost and the financial statements of the Company’s Venezuelan and Argentinian operations, for which hyperinflationary accounting is applied. Unless specifically described hereafter, the accounting policies used to prepare the Interim Financial Statements are the policies described in the consolidated financial statements for the year ended December 31, 2018. The Company has adopted IFRS 16 “Leases” as of January 1, 2019, which has been applied using the modified retrospective transition approach with right-of-use assets measured at an amount equal to the lease liability recognized at January 1, 2019, adjusted by the amount of any prepaid or accrued lease payments relating to those leases. In addition, the Company applied the practical expedient to grandfather the definition of a lease on transition and accordingly applied IFRS 16 to all contracts entered into before January 1, 2019 and identified as leases in accordance with IAS 17 "Leases" and IFRIC 4 "Determining whether an Arrangement contains a lease". On January 1, 2019, the Company recognized additional lease liabilities (discounted at the incremental borrowing rates at that date) and right-of-use assets for an amount of $1,136 million (see note 12).

On January 1, 2019, the Company also adopted IFRIC 23 "Uncertainty over Income Tax Treatments", the amendments to IFRS 9 "Financial instruments", to IAS 28 "Investments in Associates and Joint Ventures", to IAS 19 "Employee benefits" and Annual Improvements 2015-2017, all of which do not have a material impact on its condensed consolidated financial statements.

Revised lease accounting policies following the adoption of IFRS 16 ‘Leases’
Revised lease accounting policies following the adoption of IFRS 16 "Leases"

As a lessee, the Company assesses if a contract is or contains a lease at inception of the contract. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period time in exchange for consideration.

The Company recognizes a right-of-use asset and a lease liability at the commencement date, except for short-term leases of twelve months or less and leases for which the underlying asset is of low value, which are expensed in the statement of operations on a straight-line basis over the lease term.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease, or, if not readily determinable, the incremental borrowing rate specific to the country, term and currency of the contract. Lease payments can include fixed payments, variable payments that depend on an index or rate known at the commencement date, as well as any extension or purchase options, if the Company is reasonably certain to exercise these options. The lease liability is subsequently measured at amortized cost using the effective interest method and remeasured with a corresponding adjustment to the related right-of-use asset when there is a change in future lease payments in case of renegotiation, changes of an index or rate or in case of reassessments of options.

The right-of-use asset comprises, at inception, the initial lease liability, any initial direct costs and, when applicable, the obligations to refurbish the asset, less any incentives granted by the lessors. The right-of-use asset is subsequently depreciated, on a straight-line basis, over the lease term or, if the lease transfers the ownership of the underlying asset to the Company at the end of the lease term or, if the cost of the right-of-use asset reflects that the lessee will exercise a purchase option, over the estimated useful life of the underlying asset. Right-of-use assets are also subject to testing for impairment if there is an indicator for impairment.

Variable lease payments not included in the measurement of the lease liabilities are expensed to the statement of operations in the period in which the events or conditions which trigger those payments occur.

In the statement of financial position right-of-use assets and lease liabilities are classified respectively as part of property, plant and equipment and short-term/long-term debt.
Use of estimates
Use of judgment and estimates

The preparation of condensed consolidated financial statements in conformity with IFRS recognition and measurement principles requires the use of estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Management reviews its estimates on an ongoing basis using currently available information. Changes in facts and circumstances or obtaining new information or more experience may result in revised estimates, and actual results could differ from those estimates.